REVERSE RECAPITALIZATION - Additional Information (Details)					2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 12, 2022 shares	Sep. 07, 2022 shares	Jul. 18, 2022 USD ($) D $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares				9,000,000	9,000,000	1,100,000
Trading days trigger for Business Combination | D				20
Consecutive trading days trigger for Business Combination				30
Compensation expense upon completion of Business Combination							$ 59,807,000	$ 5,253,000	$ 71,131,000	$ 17,915,000	$ 23,422,000	$ 20,658,000
Share based compensation expense							55,236,000	$ 82,000	55,397,000	$ 3,853,000	$ 3,936,000	$ 15,000
Unrecognized earn-out compensation expense	$ 6,382,000				$ 6,382,000	$ 6,382,000	$ 6,382,000		$ 6,382,000
Unallocated Earn-out shares (in shares) | shares	1,400,000				1,400,000	1,400,000	1,400,000		1,400,000
Net cash proceeds upon the closing of the Business Combination and PIPE financing	$ 58,495,000								$ 62,191,000
Total shares outstanding prior to and immediately after Business Combination (in shares) | shares	82,266,160			74,747,218	82,266,160	82,266,160	82,266,160		82,266,160		60,800,000
Direct and incremental costs related to legal, accounting and other processional fees				$ 28,811,000
Transactions costs incurred by all associated parties									$ 20,053,000
Mondee Group LLC
Reverse Recapitalization [Line Items]
Issuance of shares of Parent stock and Put Option				20,336,000
Metaminds
Reverse Recapitalization [Line Items]
Asset acquisition purchase consideration				2,000,000
Private Placement Warrants
Reverse Recapitalization [Line Items]
Transaction costs attributable to issuance of private warrants	$ 326,000
Legacy Mondee
Reverse Recapitalization [Line Items]
Direct and incremental costs related to legal, accounting and other processional fees				15,325,000
ITHAX
Reverse Recapitalization [Line Items]
Direct and incremental costs related to legal, accounting and other processional fees				$ 13,486,000
Non-employee
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares		200,000
Share based compensation expense									33,000
Investor
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares				500,000
Fair value impacts of earn-out shares	$ 4,157,000				$ 4,157,000	$ 4,157,000	$ 4,157,000		4,157,000
Chief Executive Officer
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares				6,000,000
Compensation expense upon completion of Business Combination									50,060,000
Chief Executive Officer | Mondee, Inc.
Reverse Recapitalization [Line Items]
Percentage of outstanding common stock owned by CEO				83.00%
Employee
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares			900,000	6,000,000
Compensation expense upon completion of Business Combination									$ 674,000
Earn-Out Scenario One
Reverse Recapitalization [Line Items]
Closing share price trigger for Business Combination (in dollars per share) | $ / shares				$ 12.50
Earn-Out Scenario Two
Reverse Recapitalization [Line Items]
Closing share price trigger for Business Combination (in dollars per share) | $ / shares				15.00
Earn-Out Scenario Three
Reverse Recapitalization [Line Items]
Closing share price trigger for Business Combination (in dollars per share) | $ / shares				$ 18.00